Employee Benefits - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥) Age	Mar. 31, 2017 JPY (¥)
Disclosure of defined benefit plans [line items]
Mandatory retirement age before the severance plan amendments | Age		60
Mandatory retirement age after the severance plan amendments		65
Mandatory retirement age after the severance plan amendments, effective date		April 1, 2017
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Contribiution in pension plan	¥ 22,751
Japanese plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss			¥ (84,024)
Japanese plans [member] | Present value of defined benefit obligation [member] | Cost of sales [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss			(37,197)
Japanese plans [member] | Present value of defined benefit obligation [member] | Selling, general and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss			(21,385)
Japanese plans [member] | Present value of defined benefit obligation [member] | Research and development [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss			¥ (25,442)
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Contribiution in pension plan	53,481
Foreign plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss	338	¥ 506
United Kingdom Plans [member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribiution in pension plan	¥ 32,186